Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax
NOTE 11 — INCOME TAX
The Company’s net deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforward	$290,402	$—
Unrealized (gain) loss on marketable securities	(7,818)	1,361

Total deferred tax assets	282,584	1,361
Valuation Allowance	(282,584)	—

Deferred tax assets, net valuation allowance	$—	$1,361

The income tax provision consists of the following:

	As of December 31,
	2020	2019
Federal
Current	$—	$94,636
Deferred	(281,223)	(1,361)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	282,584	—

Income tax provision	$1,361	$93,275

As of December 31, 2020 and 2019, the Company had $1,382,869 and $0 of U.S. federal and state net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020 and 2019, the change in the valuation allowance was $282,584 and $0.
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liability	(19.2)%	(20.7)%
Transaction costs allocable to warrant liabilities	0.0%	(1.7)%
Valuation allowance	(1.9)%	0.0%

Income tax provision	(0.1)%	(1.4)%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities.